Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of Detailed Information about Property, Plant and Equipment

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2023	893	831	79	722	272	2,797
Additions	89	88	1	85	31	294
Reclassification (to)/from assets held for sale	8	—	—	—	—	8
Disposals	(66)	(29)	(5)	(172)	(35)	(307)
At 31 December 2023	924	890	75	635	268	2,792
Accumulated depreciation:
At 1 January 2023	271	625	73	145	157	1,271
Charge for the period	17	63	1	64	30	175
Impairment during the period	—	—	—	—	(11)	(11)
Disposals	(61)	(26)	(5)	(62)	(1)	(155)
At 31 December 2023	227	662	69	147	175	1,280
Carrying amount	697	228	6	488	93	1,512

Cost:
At 1 January 2022	981	1,056	437	755	258	3,487
Additions	62	87	4	185	39	377
Reclassification to assets held for sale	(98)	(13)	—	—	—	(111)
Disposals	(52)	(299)	(362)	(218)	(25)	(956)
At 31 December 2022	893	831	79	722	272	2,797
Accumulated depreciation:
At 1 January 2022	335	863	435	160	139	1,932
Charge for the year	18	69	1	73	19	180
Impairment during the year	8	2	—	—	—	10
Reclassification to assets held for sale	(49)	(13)	—	—	—	(62)
Disposals	(41)	(296)	(363)	(88)	(1)	(789)
At 31 December 2022	271	625	73	145	157	1,271
Carrying amount	622	206	6	577	115	1,526
Property includes investment properties of £17m (2022: £17m ) and assets under construction of £nil (2022: £204m). In September 2023, we completed the construction of a new head office in Milton Keynes.